Revenues, Revenue from Services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Abstract]
Revenue from services	$ 16,803,545	$ 0
Germany [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	12,574,925
The Netherlands [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	1,056,963
China (Hong Kong) [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	2,046,150
Singapore [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	497,223
Panama [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	35,798
Colombia [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	592,486
Ship Management [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	7,718,334
Management Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	4,044,698
Transaction Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	3,351,292
Other Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	$ 1,689,221